Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $)	Total USD ($)	Common Stock	Additional Paid in Capital USD ($)	Accumulated Other Comprehensive Income (loss) USD ($)	Accumulated Deficit USD ($)	Series A Redeemable Convertible Preferred Stock USD ($)	Series B Redeemable Convertible Preferred Stock USD ($)	Series C Redeemable Convertible Preferred Stock USD ($)	Series D Redeemable Convertible Preferred Stock USD ($)
Balance at Dec. 31, 2009	$ (55,445,000)		$ 883,000	$ (4,000)	$ (56,324,000)	$ 902,000	$ 30,193,000	$ 39,835,000
Balance (in shares) at Dec. 31, 2009		1,367,000				1,806,000	3,981,000	2,996,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with exercise of stock options	58,000		58,000
Issuance of common stock in connection with exercise of stock options (in shares)		26,000
Issuance of stock for services	9,000		9,000					370,000
Issuance of stock for services (in shares)		1,000						27,000
Compensation expense related to stock options and restricted common stock	658,000		658,000
Unrealized gain (loss) on marketable securities	4,000			4,000
Net loss	(16,031,000)				(16,031,000)
Balance at Dec. 31, 2010	(70,747,000)		1,608,000		(72,355,000)	902,000	30,193,000	40,205,000
Balance (in shares) at Dec. 31, 2010		1,394,000				1,806,000	3,981,000	3,023,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with exercise of stock options	18,000		18,000
Issuance of common stock in connection with exercise of stock options (in shares)		12,000
Re-purchase of common stock in June 2011	(1,000)		(1,000)
Re-purchase of common stock in June 2011 (in shares)	(7,000)	(7,000)
Issuance of preferred stock for cash									36,287,000
Issuance of preferred stock for cash (in shares)									2,692,000
Compensation expense related to stock options and restricted common stock	858,000		858,000
Net loss	(11,152,000)				(11,152,000)
Balance at Dec. 31, 2011	(81,024,000)		2,483,000		(83,507,000)				36,287,000
Balance (in shares) at Dec. 31, 2011		1,399,000							2,692,000
Increase (Decrease) in Stockholders' Equity
Issuance of stock for services	43,000		43,000
Issuance of stock for services (in shares)		5,000
Balance at Jan. 31, 2012
Balance at Dec. 31, 2011	(81,024,000)		2,483,000		(83,507,000)	902,000	30,193,000	40,205,000	36,287,000
Balance (in shares) at Dec. 31, 2011		1,399,000				1,806,000	3,981,000	3,023,000	2,692,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with exercise of stock options	123,000		123,000
Issuance of common stock in connection with exercise of stock options (in shares)		51,000
Issuance of stock for services	43,000		43,000						158,000
Issuance of stock for services (in shares)		5,000							11,000
Issuance of common stock in October 2012 at $22.50 per share for services	1,414,000		1,414,000
Issuance of common stock in October 2012 at $22.50 per share for services (in shares)		63,000
Compensation expense related to stock options and restricted common stock	1,816,000		1,816,000
Issuance of 5,060,000 shares of common stock at $16.00 per share, net of issuance cost of $8,481,000	72,479,000		72,479,000
Issuance of 5,060,000 shares of common stock at $16.00 per share, net of issuance cost of $8,481,000 (in shares)		5,060,000
Conversion of convertible preferred stock into common stock	107,743,000		107,743,000			(902,000)	(30,193,000)	(40,205,000)	(36,445,000)
Conversion of convertible preferred stock into common stock (in shares)		11,545,000				(1,806,000)	(3,981,000)	(3,023,000)	(2,703,000)
Reclassification of Preferred Stock Warrant Liability to additional paid in capital	3,101,000		3,101,000
Issuance of common stock due to net exercise of warrants (in shares)		201,000
Issuance of common stock due to warrants exercised for cash	10,000		10,000
Issuance of common stock due to warrants exercised for cash (in shares)		1,000
Net loss	(36,799,000)				(36,799,000)
Balance at Dec. 31, 2012	68,906,000		189,212,000		(120,306,000)
Balance (in shares) at Dec. 31, 2012		18,325,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with exercise of stock options	641,000		641,000
Issuance of common stock in connection with exercise of stock options (in shares)		295,000
Issuance of stock for services	101,000		101,000
Issuance of stock for services (in shares)		5,000
Compensation expense related to stock options and restricted common stock	2,631,000		2,631,000
Unrealized gain (loss) on marketable securities	(31,000)			(31,000)
Net loss	(26,384,000)				(26,384,000)
Balance at Jun. 30, 2013	$ 45,864,000		$ 192,585,000	$ (31,000)	$ (146,690,000)
Balance (in shares) at Jun. 30, 2013		18,625,000